Note 6 - Intangible Assets (Details) (USD $)	12 Months Ended		42 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Note 6 - Intangible Assets (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years
Amortization of Intangible Assets	$ 289,230	$ 282,305	$ 700,000
Approximation [Member]
Note 6 - Intangible Assets (Details) [Line Items]
Amortization of Intangible Assets	$ 300,000	$ 300,000